Summary of Significant Accounting Policies - Share-based compensation (Details) - SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2020	Jan. 31, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share-based compensation	$ 0
Cost of revenues
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share-based compensation	0	$ 0
Developed software/ courseware
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share-based compensation	0	0	$ 6	$ 23
Selling and marketing
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share-based compensation	0	0	$ 77	110
General and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share-based compensation	$ 0	$ 0		$ 42